5. FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Management Tables Abstract
Sensitivity analysis

Sensitivity analysis by currency, effect on net income for the year ended as of December 31, 2018:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States dollar	5,173,337	(5,173,337)
Pound Sterling	3,356,201	(3,356,201)
Euro	935,103	(935,103)
Canadian dollar	608,437	(608,437)
Brazilian Real	1,220,912	(1,220,912)
Swedish crown	571,344	(571,344)
Norwegian crown	234,836	(234,836)
Mexican peso	492,579	(492,579)
Argentine Peso	(993,447)	993,447
Total	11,599,302	(11,599,302)

Sensitivity analysis by currency, effect on net income for the year ended as of December 31, 2017:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States dollar	4,521,190	(4,521,190)
Pound Sterling	2,378,051	(2,378,051)
Euro	821,841	(821,841)
Canadian dollar	532,513	(532,513)
Brazilian Real	1,632,212	(1,632,212)
Swedish crown	537,615	(537,615)
Norwegian crown	184,215	(184,215)
Mexican peso	470,730	(470,730)
Argentine Peso	(1,438,592)	1,438,592
Total	9,639,775	(9,639,775)

Sensitivity analysis by currency, effect on net income for the year ended as of December 31, 2016:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States Dollar	5,546,444	(5,546,444)
Pound Sterling	3,314,911	(3,314,911)
Euro	1,003,488	(1,003,488)
Canadian Dollar	517,643	(517,643)
Brazilian Real	1,806,479	(1,806,479)
Swedish Crown	514,287	(514,287)
Norwegian Crown	181,236	(181,236)
Mexican Peso	454,061	(454,061)
Argentine Peso	(1,074,330)	1,074,330
Total	12,264,219	(12,264,219)

Sensitivity analysis by currency, effect on Equity

Sensitivity analysis by currency, effect on Equity as of December 2018:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States dollar	6,517,149	(6,517,149)
Pound Sterling	7,136,623	(7,136,623)
Euro	4,005,063	(4,005,063)
Canadian dollar	1,569,182	(1,569,182)
Brazilian Real	1,349,934	(1,349,934)
Swedish crown	1,172,260	(1,172,260)
Norwegian crown	488,270	(488,270)
Mexican peso	1,331,683	(1,331,683)
Total	23,570,164	(23,570,164)

Sensitivity analysis by currency, effect on Equity as of December 2017:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States dollar	9,607,302	(9,607,302)
Pound Sterling	6,896,198	(6,896,198)
Euro	3,980,555	(3,980,555)
Canadian dollar	1,425,507	(1,425,507)
Brazilian Real	1,355,866	(1,355,866)
Swedish crown	1,184,116	(1,184,116)
Norwegian crown	465,352	(465,352)
Mexican peso	1,122,462	(1,122,462)
Total	26,037,358	(26,037,358)

Sensitivity analysis by currency, effect on Equity as of December 2016:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States Dollar	24,930,118	(24,930,118)
Pound Sterling	13,419,013	(13,419,013)
Euro	6,853,704	(6,853,704)
Canadian Dollar	2,156,353	(2,156,353)
Brazilian Real	3,349,844	(3,349,844)
Swedish Crown	1,744,631	(1,744,631)
Norwegian Crown	573,453	(573,453)
Mexican Peso	1,983,734	(1,983,734)
Total	55,010,850	(55,010,850)

Company's maturities regarding non-derivative financial liabilities
		To maturity (*)
As of December 31, 2018	Carrying amount ThCh$	Less than 1 year ThCh$	1 to 3 years ThCh$	3 to 5 years ThCh$	More than 5 years ThCh$
Other non-derivative financial liabilities
Bank borrowings	138,055,946	111,891,041	28,049,538	245,247	250,866
Bonds payable and promisory notes	157,669,367	13,447,438	17,078,477	7,718,650	186,100,199
Trade and other payables	124,333,481	124,333,481	—	—	—
Trade payables due to related parties	6,078,579	5,777,642	300,937	—	—
Subtotal	426,137,373	255,449,602	45,428,952	7,963,897	186,351,065
Derivative financial liabilities
Hedging liabilities	7,030,224	5,497,534	695,230	837,460	—
Non-hedging liabilities	17,202,575	3,274,241	6,063,164	7,865,170	—
Subtotal	24,232,799	8,771,775	6,758,394	8,702,630	—
Total	450,370,172	264,221,377	52,187,346	16,666,527	186,351,065

		To maturity (*)
As of December 31, 2017	Carrying amount ThCh$	Less than 1 year ThCh$	1 to 3 years ThCh$	3 to 5 years ThCh$	More than 5 years ThCh$
Other non-derivative financial liabilities
Bank borrowings	139,917,345	112,021,591	29,758,381	656,469	594,158
Bonds payable and promisory notes	121,404,578	25,446,685	22,732,000	4,311,722	109,926,397
Trade and other payables	120,753,782	120,753,782	—	—	—
Trade payables due to related parties	7,654,334	7,361,779	292,555	—	—
Subtotal	389,730,039	265,583,837	52,782,936	4,968,191	110,520,555
Derivative financial liabilities
Hedging liabilities	6,387,551	3,257,209	1,502,723	1,627,619	—
Non-hedging liabilities	55,759	55,759	—	—	—
Subtotal	6,443,310	3,312,968	1,502,723	1,627,619	—
Total	396,173,349	268,896,805	54,285,659	6,595,810	110,520,555

(*) Include interests at the maturity date.